Income Taxes - Deferred tax assets and liabilities (Details)	Dec. 31, 2025 USD ($)
Deferred tax asset
Net operating loss carryforward	$ 230,295
Startup expenses	2,042,605
Section 163(j) - Interest	72,873
Total deferred tax assets	2,345,773
Less: valuation allowance	$ (2,345,773)